Data from FCR's Financial Statemets (Details 2) $ in Thousands, ₪ in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 CAD ($)		Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 CAD ($)	Dec. 31, 2017 ILS (₪)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)		Dec. 31, 2016 ILS (₪)	Dec. 31, 2016 CAD ($)
Condensed Financial Information [Line Items]
Balance, beginning | ₪		₪ 56,550			₪ 71,404
Acquisitions | ₪		1,913			4,348
Dispositions | ₪		(1,712)			(1,440)
Balance, ending | ₪		32,847			56,550
Investment property							₪ 32,428	$ 9,353			₪ 55,982
Non-current assets or disposal groups classified as held for sale | ₪											20,454
Investment property | ₪		₪ 56,550			₪ 71,404		₪ 32,847				₪ 56,550
FCR [Member]
Condensed Financial Information [Line Items]
Balance, beginning			$ 8,520,497			$ 7,907,072
Acquisitions			287,206			320,948
Capital expenditures			231,905			218,118
Reclassification to residential development inventory						(5,010)
Increase (decrease) in value of investment properties, net			458,362			218,078
Straight-line rent and other changes			2,463			5,848
Dispositions			(90,074)			(139,599)
Revaluation of deferred purchase price of shopping center						(4,958)
Reclassification to equity accounts joint ventures	[1]		(14,000)
Balance, ending			9,396,359			8,520,497
Investment property									$ 9,226,206,000			$ 8,370,298,000
Investment property			8,520,497			7,907,072			9,396,359			8,520,497
FCR [Member] | Central Region [Member]
Condensed Financial Information [Line Items]
Balance, beginning			3,711,238	[2]		3,337,859
Acquisitions			209,716			168,885
Capital expenditures			133,135			124,233
Reclassification to residential development inventory						(5,010)
Increase (decrease) in value of investment properties, net			248,831			110,167
Straight-line rent and other changes			627			2,239
Dispositions			(25,790)			(27,135)
Revaluation of deferred purchase price of shopping center
Reclassification to equity accounts joint ventures	[1]		(14,000)
Balance, ending	[2]		4,263,757			3,711,238
Investment property			3,711,238	[2]		3,337,859			4,263,757	[2]		3,711,238	[2]
FCR [Member] | Eastern Region [Member]
Condensed Financial Information [Line Items]
Balance, beginning			1,825,533	[2]		1,820,967
Acquisitions			71,012			63,066
Capital expenditures			30,736			21,659
Reclassification to residential development inventory
Increase (decrease) in value of investment properties, net			67,215			21,096
Straight-line rent and other changes			817			1,148
Dispositions			(15,236)			(102,403)
Revaluation of deferred purchase price of shopping center
Reclassification to equity accounts joint ventures	[1]
Balance, ending	[2]		1,980,077			1,825,533
Investment property			1,825,533	[2]		1,820,967			1,980,077	[2]		1,825,533	[2]
FCR [Member] | Western Region [Member]
Condensed Financial Information [Line Items]
Balance, beginning			2,983,726	[2]		2,748,246
Acquisitions			6,478			88,997
Capital expenditures			68,034			72,226
Reclassification to residential development inventory
Increase (decrease) in value of investment properties, net			142,316			86,815
Straight-line rent and other changes			1,019			2,461
Dispositions			(49,048)			(10,061)
Revaluation of deferred purchase price of shopping center						(4,958)
Reclassification to equity accounts joint ventures	[1]
Balance, ending	[2]		3,152,525			2,983,726
Investment property			2,983,726	[2]		2,748,246			3,152,525	[2]		2,983,726	[2]
FCR [Member] | Shopping Centers [Member]
Condensed Financial Information [Line Items]
Balance, beginning			8,453,348			7,870,719
Acquisitions			287,206,000			286,220,000
Capital expenditures			226,242			215,504
Reclassification to residential development inventory						(5,010)
Increase (decrease) in value of investment properties, net			452,121			217,574
Straight-line rent and other changes			2,463			5,848
Dispositions			(90,074)			(132,549)
Revaluation of deferred purchase price of shopping center						(4,958)
Reclassification to equity accounts joint ventures	[1]		(14,000)
Balance, ending			9,317,306			8,453,348
Investment property									9,226,206			8,370,298
Non-current assets or disposal groups classified as held for sale									91,100			83,050
Investment property			8,453,348			7,870,719			9,317,306			8,453,348
FCR [Member] | Development Land [Member]
Condensed Financial Information [Line Items]
Balance, beginning			67,149			36,353
Acquisitions						34,728,000
Capital expenditures			5,663			2,614
Reclassification to residential development inventory
Increase (decrease) in value of investment properties, net			6,241			504
Straight-line rent and other changes
Dispositions						(7,050)
Revaluation of deferred purchase price of shopping center
Reclassification to equity accounts joint ventures	[1]
Balance, ending			79,053			67,149
Investment property									72,041			67,149
Non-current assets or disposal groups classified as held for sale									7,012
Investment property			$ 67,149			$ 36,353			$ 79,053			$ 67,149

[1]	FCR sold a 50% interest in its Royal Orchard property and now owns its remaining 50% interest through an equity accounted joint venture.
[2]	Includes investment properties classified as held for sale.